CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Class A Common Stock	Additional paid-in capital	Accumulated deficit	Non-controlling interest [Member]	Total
Beginning balance at Dec. 31, 2018	$ 9	$ 283,604	$ (355,778)	$ (8,087)	$ (80,252)
Beginning balance (in shares) at Dec. 31, 2018	94,341,133
Consideration issued for business combination	$ 1	3,821			3,822
Consideration issued for business combination (in shares)	926,076
Contributions	$ 2	125,165	125,167
Contributions (in shares)	21,314,473
Equity-based compensation		976		906	1,882
Change in non-controlling interests allocation		(11,971)		11,971
Net loss			(96,274)	(10,599)	(106,873)
Ending balance at Dec. 31, 2019	$ 12	401,595	(452,052)	(5,809)	(56,254)
Ending balance (in shares) at Dec. 31, 2019	116,581,682
Consideration issued for business combination	$ 5	432,139			432,144
Consideration issued for business combination (in shares)	52,794,775
Contributions (in shares)	340,690
Equity-based compensation		2,227		1,115	3,342
Change in non-controlling interests allocation		(37,483)		37,483
Net loss			(78,641)	(6,764)	(85,405)
Ending balance at Dec. 31, 2020	$ 17	798,478	(530,693)	26,025	$ 293,827
Ending balance (in shares) at Dec. 31, 2020	169,717,147				169,717,416
Consideration issued for business combination	$ 1	30,171			$ 30,172
Consideration issued for business combination (in shares)	3,968,900
Exercise of WUP stock options		2,107			2,107
Exercise of WUP stock options (in shares)	352,051
Exchange of WUP profits interests, net of shares withheld		1,866		(1,866)
Exchange of WUP profits interests, net of shares withheld (in shares)	199,368
Equity-based compensation		32,433		17,240	49,673
Issuance of common stock in connection with the Business Combination and PIPE Investment	$ 7	656,297			656,304
Issuance of common stock in connection with the Business Combination and PIPE Investment (in shares)	71,597,103
Transaction costs attributable to the issuance of common stock in connection with the Business Combination and PIPE Investment		(70,406)			(70,406)
Assumption of warrant liability		(28,219)			(28,219)
Change in non-controlling interests allocation		28,112		(28,112)
Net loss			(190,020)	(7,210)	(197,230)
Ending balance at Dec. 31, 2021	$ 25	$ 1,450,839	$ (720,713)	$ 6,077	$ 736,228
Ending balance (in shares) at Dec. 31, 2021	245,834,569				245,834,569